Supplement dated April 29, 2022 to Summary and Statutory Prospectuses dated April 29, 2022
Prospectus Form #
Product Name
RiverSource ® RAVA Apex	PRO9109_12_A01_(4/22) ISP9109_12_A01_(4/22)
RiverSource ® RAVA Apex NY	PRO9110_12_A01_(4/22) ISP9110_12_A01_(4/22)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The 5-year surrender charge schedule for RiverSource RAVA Apex and RAVA Apex NY variable annuity contracts will be available on or around May 31, 2022. Please ask your financial advisor for more information on availability.
RAVA Apex variable annuity contract is issued by RiverSource Life Insurance Company and RAVA Apex NY variable annuity contract is issued RiverSource Life Insurance Co. of New York.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9019-0001_(04/22)
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